SHARE-BASED COMPENSATION - Summary of share-based compensation expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-Based Payment Arrangement, Noncash Expense	¥ 157,938	$ 22,585	¥ 59,122	¥ 54,353
Facilitation and servicing
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-Based Payment Arrangement, Noncash Expense	9,885		8,035	4,921
General and administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-Based Payment Arrangement, Noncash Expense	90,205		25,879	31,464
Research and development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-Based Payment Arrangement, Noncash Expense	25,689		10,557	6,823
Sales and marketing
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-Based Payment Arrangement, Noncash Expense	¥ 32,159		¥ 14,651	¥ 11,145